Borrowings - Short-term Borrowings and Long-term Borrowings (with Original Maturities of More Than One Year) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 15,371,801	¥ 20,584,651
Unsubordinated borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	13,532,217	18,766,117
Subordinated borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	186,218	234,680
Liabilities associated with securitization transactions [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,236,369	1,200,147
Lease liabilities [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 416,997	¥ 383,707